ACCOUNTS RECEIVABLE, NET (Details - Accounts receivable) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Accounts Receivable Net
Accounts receivable	$ 0	$ 187,828
Less: allowance for credit losses	0	0
Accounts receivable, net	$ 0	$ 187,828